BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Washoe Acquisition (Details)	May 24, 2019 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable stock exchange ratio		1
Washoe Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 21,670,000
Debt Payable	5,640,000
Shares Issued	4,300,000
Make-Whole Provision	1,424,536
Working Capital Payable	865,601
Total Consideration	$ 33,860,912
Shares Issued, shares | EquityInstruments	270,000
Bonus payment included in cash consideration	$ 5,000,000
Washoe Acquisition | Promissory notes payable Washoe Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note	5,600,000	$ 5,640,000
Washoe Acquisition | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued	$ 4,260,775
Shares issued in connection with purchase price, shares | shares	256,364
Shares issued to a lender of acquriee, shares | shares	13,636
Additional shares under the Make-Whole Provisions based on a formula specified therein | shares	571,479
Exchangeable stock exchange ratio	1
Washoe Acquisition | Exchangeable Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	6 months
Washoe Acquisition | Exchangeable Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	12 months